Equity (Reconciliation of the Number of Shares Outstanding) (Details) - Number of Ordinary shares of Israeli Shekel 1 par value (in millions) [Member] - shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [Line Items]
Balance as at Start of Period	1,312	1,305
Issuance of shares	2	7
Balance as at End of Period	1,314	1,312